Summary of Option Transactions (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Weighted Average Exercise Price
Beginning Balance	$ 11.00	$ 10.88	$ 14.78
Options Forfeited / canceled / expired	12.35	3.85	26.08
Ending Balance	6.16	11.00	10.88
Exercisable at December 31	6.16	11.05	10.97
Ending Balance	$ 6.16	$ 11.00	$ 10.88
No. of Shares
Beginning Balance	225,000	229,000	308,000
Options exercised	0	0	0
Options Forfeited / canceled / expired	(176,000)	(4,000)	(79,000)
Ending Balance	49,000	225,000	229,000
Exercisable at December 31	49,000	224,000	227,000
Vested and expected to vest at December 31	49,000	225,000	229,000
Weighted- Average Remaining Contractual Term
Balance at December 31	2 years 6 months 29 days
Exercisable at December 31	2 years 6 months 29 days
Vested and expected to vest at December 31	2 years 6 months 29 days
Aggregate Intrinsic Value
Balance at December 31	$ 1
Exercisable at December 31	1
Vested and expected to vest at December 31	$ 1